INTANGIBLE ASSETS, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Cost	$ 158,739	$ 154,910
Accumulated Amortization	(147,777)	(144,629)
Net	$ 10,962	$ 10,281
Technologies [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Life	4 years	4 years
Cost	$ 114,805	$ 111,108
Accumulated Amortization	(112,284)	(110,730)
Net	$ 2,521	$ 378
Technologies One [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Life	5 years	5 years
Technologies Two [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Life	9 years	9 years
Facilities lease [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Life	19 years	19 years
Cost	$ 33,500	$ 33,500
Accumulated Amortization	(25,529)	(24,241)
Net	$ 7,971	$ 9,259
Trade name [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Life	9 years	9 years
Cost	$ 7,834	$ 7,702
Accumulated Amortization	(7,834)	(7,702)
Net
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average Life	15 years	15 years
Cost	$ 2,600	$ 2,600
Accumulated Amortization	(2,130)	(1,956)
Net	$ 470	$ 644